Income Taxes (Tables)	5 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
December 31, 2019
Current
Federal	$32,523
State	-
Deferred
Federal	-
State	-
Income tax provision expense	$32,523

Schedule of net deferred tax assets

December 31, 2019
Deferred tax asset
Net Operating loss carryforward	$-
Startup/Organizational Costs	18,950
Total deferred tax assets	18,950
Valuation Allowance	(18,950)
Deferred tax asset, net of allowance	$-

Schedule of statutory federal income tax rate (benefit)
December 31, 2019
Statutory federal income tax rate	21.0%
Valuation allowance	29.3%
Income tax provision expense	50.3%